FOREIGN OPERATIONS	12 Months Ended
Dec. 31, 2012
FOREIGN OPERATIONS [Abstract]
FOREIGN OPERATIONS
20.	FOREIGN OPERATIONS

Operations

All of the Group's operations are carried out and all of its assets are located in the PRC. Accordingly, the Group's business, financial condition and results of operations may be influenced by the political, economic and legal environments in the PRC. The Group's business may be influenced by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency fluctuation and remittances and methods of taxation, among other things.

Dividends and reserves

Under laws of the PRC, net income after taxation can only be distributed as dividends after appropriation has been made for the following: (i) cumulative prior years' losses, if any; (ii) allocations to the "Statutory Surplus Reserve" of at least 10% of net income after tax, as determined under PRC accounting rules and regulations, until the fund amounts to 50% of the registered capital of the Company's subsidiary, Henan Green; (iii) allocations of 5-10% of income after tax, as determined under PRC accounting rules and regulations, to Henan Green's "Statutory Common Welfare Fund", which is established for the purpose of providing employee facilities and other collective benefits to employees in China; and (iv) allocations to any discretionary surplus reserve, if approved by equity stockholders.